SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 17—SUBSEQUENT EVENTS

$40 million shares repurchase

The Company purchased 691,691 shares at the cost of $1.9 million in 2015 under the share repurchase program approved by the Company's Board of Directors on November 12, 2015.

Conversion for $20 million IPTV Convertible Bond

On April 7, 2015, the Company entered an agreement with UTStarcom Hong Kong Holdings Ltd. for the conversion of the $20 million Convertible Bond. The agreement was effective on April 7, 2015. Pursuant to the agreement, UTStarcom Hong Kong Holdings Ltd. paid $10.0 million in cash to the Company as partial payment of the principal of the Convertible Bond. The remaining part of the principal and the interest of the Convertible Bond were converted to 14% equity interest of UTStarcom Hong Kong Holdings Ltd.

Sold Inphi Stock

In February of 2015, the Company sold all of the 124,395 shares of Inphi stock with a total cash consideration of $2.4 million.